Investments and Other Financial Assets - Summary of Investments and Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments and other financial assets [abstract]
Non-consolidated investments	$ 3.8	$ 8.8	$ 15.3
Loans and advances	38.4	18.2	65.1
Deposits and other	20.4	24.9	7.2
Total	$ 62.6	$ 51.9	$ 87.6